                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-Q

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number: 811-03779

               Name of Fund: BBH TRUST
                BBH Money Market Fund
                BBH U.S. Treasury Money Fund
                BBH Tax Free Short/Intermediate Fixed Income Fund
                BBH Tax Exempt Money Fund

               (Exact name of registrant as specified in charter)

               40 Water Street Boston MA., 02109-3661
               Address of principal executive offices)
              (Name and address of agent for service)
              Charles Schreiber, Principal Financial Officer,
              BBH Trust, 40 Water Street,
              Boston, MA,  02109.
              Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: SEPTEMBER 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.
BBH MONEY MARKET FUND -
The Fund's underlying assets are invested with the Master Fund
(BBH US Money Market Portfolio 1940 Act File Number 811-08842)

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

	Principal
	Amount			Value
		U.S. TREASURY BILLS (a) (100.3%)
	$64,495,000	due 10/12/06, 4.635%		$64,403,815
	26,380,000	due 10/26/06, 4.455%		26,298,662
		Total U.S. Treasury Bills		90,702,477

TOTAL INVESTMENTS, AT AMORTIZED COST			100.3%	$90,702,477
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)	(297,161)
NET ASSETS			100.0%	$90,405,316

(a)	Rates shown are yields to maturity at time of purchase.

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
	Date of first use: 11/06.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (99.7%)
	EDUCATION (12.5%)
$2,000,000	Connecticut State Health & Educational Facilities Authority1	10/02/06	3.750%	$2,000,000
2,000,000	Massachusetts State Health & Educational Facilities Authority1	10/02/06	3.820	2,000,000
2,000,000	New Jersey State Educational Facilities Authority1	10/02/06	3.400	2,000,000
	Total Education			6,000,000

	GENERAL OBLIGATIONS (25.1%)
2,000,000	California State1	10/02/06	3.620	2,000,000
2,000,000	Chicago, Illinois, Board of Education1	10/02/06	3.860	2,000,000
2,000,000	Clark County, Nevada, School District1	10/02/06	3.800	2,000,000
2,000,000	Las Vegas Valley, Nevada, Water District1	10/02/06	3.860	2,000,000
2,000,000	Massachusetts State1	10/02/06	3.840	2,000,000
2,000,000	New York, New York1	10/02/06	3.650	2,000,000
	Total General Obligations			12,000,000

	HEALTH CARE (11.0%)
1,700,000	Bell County, Texas, Health Facilities Development Corp. Revenue1	10/02/06	3.890	1,700,000
1,050,000	Harris County, Texas, Health Facilities Development Corp. Revenue1	10/02/06	3.890	1,050,000
1,000,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority1	10/02/06	3.880	1,000,000
400,000	Reno, Nevada, Hospital Revenue1	10/02/06	3.800	400,000
1,100,000	Washington State Health Care Facilities Authority1	10/02/06	3.800	1,100,000
	Total Health Care			5,250,000

	MISCELLANEOUS (31.8%)
2,000,000	Columbia, Alabama, Pollution Control Revenue1	10/02/06	3.860	2,000,000
2,000,000	Forsyth, Montana, Pollution Control Revenue1	10/02/06	3.860	2,000,000
2,000,000	Kemmerer, Wyoming, Pollution Control Revenue1	10/02/06	3.750	2,000,000
2,000,000	Mt Vernon Industries Pollution Control & Solid Waste Disposal Revenue1	10/02/06	3.780	2,000,000
2,000,000	New York, New York, City Transitional Finance Authority1	10/02/06	3.820	2,000,000
1,600,000	Oklahoma State Capitol Improvement Authority1	10/02/06	3.860	1,600,000
1,600,000	Salt Lake County, Utah, Pollution Control Revenue1	10/02/06	3.890	1,600,000
2,000,000	Valdez, Alaska, Marine Terminal Revenue1	10/02/06	3.750	2,000,000
	Total Miscellaneous			15,200,000

	TRANSPORTATION (6.7%)
1,900,000	Kansas State Department of Transportation & Highway Revenue1	10/02/06	3.800	1,900,000
1,300,000	Metropolitan Transportation Authority, New York, Revenue1	10/02/06	3.790	1,300,000
	Total Transportation			3,200,000

	UTILITIES (8.4%)
2,000,000	Long Island Power Authority New York, Electric System1	10/02/06	3.780	2,000,000
2,000,000	New York, New York, City Municipal Water Finance Authority1	10/02/06	3.760	2,000,000
	Total Utilities			4,000,000

	WATER/SEWER (4.2%)
2,000,000	Metropolitan Water District of Southern California1	10/02/06	3.650	2,000,000

TOTAL INVESTMENTS (Identified cost $47,650,000)			99.7%	$47,650,000
OTHER ASSETS IN EXCESS OF LIABILITIES			0.3	149,135
NET ASSETS			100.0%	$47,799,135

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the September 30, 2006 coupon or interest rate.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 11/06.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (80.3%)
	CERTIFICATE OF PARTICIPATION (0.5%)
$2,100,000	Denver, Colorado, City & Council1	10/04/06	3.800%	$2,100,000

	EDUCATION (15.0%)
1,000,000	Connecticut State Health & Educational Facilities Authority1	10/02/06	3.750	1,000,000
5,200,000	Connecticut State Health & Educational Facilities Authority1	10/02/06	3.750	5,200,000
1,300,000	Connecticut State Health & Educational Facilities Authority1	10/02/06	3.750	1,300,000
4,000,000	Connecticut State Health & Educational Facilities Authority1	10/04/06	3.680	4,000,000
3,300,000	Connecticut State Health & Educational Facilities Authority1	10/04/06	3.680	3,300,000
2,400,000	Massachusetts State Development Finance Agency1	10/02/06	3.780	2,400,000
1,910,000	Massachusetts State Health & Educational Facilities Authority1	10/02/06	3.780	1,910,000
3,000,000	Massachusetts State Health & Educational Facilities Authority1	10/02/06	3.840	3,000,000
3,000,000	Massachusetts State Health & Educational Facilities Authority1	10/05/06	3.680	3,000,000
5,000,000	Michigan State University1	10/04/06	3.720	5,000,000
7,000,000	Missouri State Health & Educational Facilities Authority1	10/02/06	3.780	7,000,000
2,800,000	New Hampshire Health & Education Facilities Authority1	10/04/06	3.700	2,800,000
8,275,000	New Hampshire Health & Education Facilities Authority1	10/04/06	3.700	8,275,000
2,000,000	New York State Dormitory Authority1	10/05/06	3.700	2,000,000
900,000	North Carolina State	10/01/06	5.000	900,000
1,000,000	Ohio State University1	10/05/06	3.580	1,000,000
1,000,000	Ohio State University1	10/05/06	3.550	1,000,000
3,000,000	Ohio State University1	10/05/06	3.550	3,000,000
4,000,000	Oklahoma State Facility1	10/04/06	3.860	4,000,000
2,500,000	University of Missouri1	10/02/06	3.890	2,500,000
1,800,000	University of Pittsburgh1	10/04/06	3.720	1,800,000
1,800,000	Washington State Health Care Facilities Authority1	10/02/06	3.800	1,800,000
	Total Education			66,185,000

	GENERAL OBLIGATIONS (21.1%)
1,200,000	Chicago Board of Education1	10/02/06	3.860	1,200,000
3,400,000	Chicago Board of Education1	10/02/06	3.860	3,400,000
1,300,000	Chicago Metropolitan Water Reclamation District	12/01/06	5.900	1,304,694
1,800,000	City & County of Honolulu, Hawaii	11/01/06	5.500	1,803,026
3,300,000	Clark County, Nevada, School District1	10/02/06	3.800	3,300,000
5,000,000	Connecticut State1	10/05/06	3.750	5,000,000
2,500,000	Delaware State	04/01/07	5.250	2,521,317
2,385,000	District of Columbia1	10/04/06	3.750	2,385,000
600,000	Florida State Board of Education	01/01/07	5.000	601,910
650,000	Georgia State	11/01/06	4.000	650,184
1,115,000	Georgia State	05/01/07	5.000	1,123,836
1,880,000	Hawaii State	03/01/07	6.000	1,897,308
500,000	Hennepin County, Minnesota	12/01/06	4.700	500,851
5,075,000	Loudoun County, Virgina	12/01/06	4.250	5,080,718
1,700,000	Maryland State	02/01/07	5.000	1,708,435
1,850,000	Maryland State	03/01/07	5.000	1,859,766
1,200,000	Massachusetts State1	10/02/06	3.820	1,200,000
6,700,000	Massachusetts State1	10/02/06	3.820	6,700,000
2,625,000	Massachusetts State1	10/05/06	3.700	2,625,000
2,000,000	Massachusetts State	12/01/06	5.000	2,004,786
2,000,000	Minneapolis, Minnesota1	10/05/06	3.610	2,000,000
620,000	Minneapolis, Minnesota1	10/05/06	3.610	620,000
9,300,000	Minneapolis, Minnesota1	10/05/06	3.610	9,300,000
1,000,000	Minnesota State	10/01/06	5.000	1,000,000
5,000,000	Minnesota State	10/01/06	5.000	5,000,000
1,500,000	Minnesota State	11/01/06	5.500	1,502,857

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	GENERAL OBLIGATIONS (continued)
$3,095,000	New Haven, Connecticut	11/01/06	5.250%	$3,098,887
4,000,000	New York, New York1	10/02/06	3.730	4,000,000
600,000	New York, New York1	10/02/06	3.760	600,000
750,000	New York, New York1	10/02/06	3.800	750,000
600,000	New York, New York1	10/02/06	3.800	600,000
3,475,000	New York, New York1	10/02/06	3.800	3,475,000
1,800,000	New York, New York1	10/02/06	3.800	1,800,000
1,300,000	New York, New York1	10/02/06	3.800	1,300,000
900,000	New York, New York1	10/02/06	3.820	900,000
1,300,000	New York, New York1	10/02/06	3.820	1,300,000
6,100,000	North Carolina State	03/01/07	4.000	6,111,340
1,000,000	North Carolina State	03/01/07	5.000	1,005,364
2,000,000	South Carolina State	11/01/06	4.000	2,000,667
	Total General Obligations			93,230,946

	HEALTH CARE (4.1%)
2,400,000	Harris County, Texas, Health Facilities Development Corp.1	10/02/06	3.750	2,400,000
8,000,000	New York State Dormitory Authority Revenue1	10/05/06	3.730	8,000,000
2,580,000	Oklahoma State Industries Authority, Hospital Revenue1	10/02/06	3.890	2,580,000
5,000,000	Royal Oak, Michigan, Hospital Finance Authority1	10/02/06	3.870	5,000,000
	Total Health Care			17,980,000

	INDUSTRIAL (12.4%)
1,000,000	California Pollution Control Financing Authority1	10/02/06	3.650	1,000,000
1,100,000	California Statewide Communities Development Authority Pollution Control Revenue1	10/02/06	3.650	1,100,000
5,800,000	Columbia, Alabama, Pollution Control Revenue1	10/02/06	3.860	5,800,000
600,000	Delaware County, Pennsylvania, Industrial Development Authority1	10/04/06	3.730	600,000
1,000,000	East Baton Rouge, Parish Louisiana, Pollution Control Revenue1	10/02/06	3.750	1,000,000
9,850,000	Forsyth, Montana, Pollution Control Revenue1	10/02/06	3.860	9,850,000
3,400,000	Gulf Coast Waste Disposal Authority, Texas1	10/02/06	3.120	3,400,000
5,300,000	Harris County, Texas, Pollution Control Revenue1	10/02/06	3.750	5,300,000
1,000,000	Hurley, New Mexico, Pollution Control Revenue1	10/02/06	3.850	1,000,000
5,000,000	Jackson County, Mississippi, Port Facility Revenue1	10/02/06	3.850	5,000,000
5,850,000	Joliet, Illinois, Regional Port District1	10/02/06	3.750	5,850,000
3,000,000	Kemmerer, Wyoming, Pollution Control Revenue1	10/02/06	3.750	3,000,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue1	10/02/06	3.750	1,000,000
500,000	Lincoln County, Wyoming, Pollution Control Revenue1	10/02/06	3.750	500,000
800,000	Midlothian, Texas, Pollution Control Revenue1	10/04/06	3.750	800,000
1,000,000	Port Arthur, Texas, Navigation District1	10/02/06	3.850	1,000,000
1,800,000	Sweetwater County, Wyoming, Pollution Control Revenue1	10/02/06	3.860	1,800,000
1,300,000	Valdez, Alaska, Marine Terminal Revenue1	10/02/06	3.700	1,300,000
2,200,000	Valdez, Alaska, Marine Terminal Revenue1	10/02/06	3.700	2,200,000
3,200,000	Valdez, Alaska, Marine Terminal Revenue1	10/02/06	3.750	3,200,000
	Total Industrial			54,700,000

	MISCELLANEOUS (8.7%)
3,125,000	Alaska State Housing Finance Corp. Revenue1	10/05/06	3.800	3,125,000
600,000	California State Economic Recovery Bond1	10/02/06	3.600	600,000
1,365,000	Clayton County, Georgia, Housing Authority1	10/06/06	3.810	1,365,000
2,000,000	Cobb County, Georgia, School District	12/29/06	4.500	2,004,052
1,300,000	Colorado Housing & Finance Authority1	10/04/06	3.750	1,300,000
2,800,000	Illinois Development Finance Authority1	10/02/06	3.890	2,800,000
3,400,000	Missouri Development Finance Board Cultural Facilities Revenue1	10/02/06	3.890	3,400,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	MISCELLANEOUS (continued)
$200,000	New York, New York, City Transitional Finance Authority1	10/02/06	3.800%	$200,000
2,000,000	New York, New York, City Transitional Finance Authority1	10/02/06	3.800	2,000,000
400,000	New York, New York, City Transitional Finance Authority1	10/02/06	3.870	400,000
5,400,000	New York, New York, City Transitional Finance Authority1	10/04/06	3.390	5,400,000
2,170,000	New York, New York, City Transitional Finance Authority1	10/04/06	3.700	2,170,000
1,000,000	New York, New York, City Transitional Finance Authority1	10/04/06	3.700	1,000,000
1,200,000	New York, New York, City Transitional Finance Authority1	10/04/06	3.700	1,200,000
900,000	New York State Local Government Assistance Corp.1	10/04/06	3.680	900,000
3,500,000	New York State Local Government Assistance Corp.1	10/04/05	3.750	3,500,000
3,405,000	Oklahoma State Capitol Improvement Authority1	10/04/06	3.860	3,405,000
3,000,000	Texas State	08/31/07	4.500	3,024,899
800,000	Will County, Illinois Exempt Facilities Revenue1	10/02/06	3.900	800,000
	Total Miscellaneous			38,593,951

	PRE-REFUNDED (0.4%)2
1,815,000	Harris County, Texas	10/01/06	5.000	1,815,000

	SPECIAL TAX (1.3%)
1,000,000	Connecticut State, Special Tax	10/01/06	5.000	1,000,000
4,800,000	Riverside County, California, Special Tax1	10/04/06	3.600	4,800,000
	Total Special Tax			5,800,000

	TRANSPORTATION (2.4%)
1,100,000	Georgia State Road & Tollway Authority	10/01/06	4.000	1,100,000
5,100,000	Kansas State Department of Transportation & Highway Revenue1	10/02/06	3.800	5,100,000
1,100,000	Los Angeles, California, Department of Airports Revenue1	10/02/06	3.670	1,100,000
3,200,000	Metropolitan Transportation Authority, New York1	10/04/06	3.660	3,200,000
	Total Transportation			10,500,000

	UTILITIES (4.5%)
3,590,000	Long Island Power Authority	12/01/06	5.000	3,597,067
4,350,000	Long Island Power Authority New York, Electric System1	10/02/06	3.780	4,350,000
1,000,000	Michigan Municipal Bond Authority	10/01/06	5.000	1,000,000
4,600,000	Municipal Electric Authority of Georgia1	10/04/06	3.600	4,600,000
3,940,000	New York State Environmental Facilities Corp.	04/15/07	5.000	3,966,262
900,000	Piedmont Municipal Power Agency Electric Revenue1	10/04/06	3.750	900,000
1,300,000	Washington State Public Power Supply System1	10/04/06	3.750	1,300,000
	Total Utilities			19,713,329

	WATER/SEWER (9.9%)
1,300,000	Boston, Massachusetts, Water & Sewer Commission1	10/05/06	3.690	1,300,000
1,800,000	California State Department of Water Resources1	10/04/06	3.630	1,800,000
10,250,000	California State Department of Water Resources1	10/05/06	3.650	10,250,000
3,700,000	Durham, North Carolina, Water & Sewer Revenue1	10/04/06	3.750	3,700,000
400,000	Irvine Ranch, California, Water District1	10/02/06	3.560	400,000
5,830,000	Massachusetts State Water Resources Authority1	10/02/06	3.820	5,830,000
5,800,000	Massachusetts State Water Resources Authority1	10/04/06	3.650	5,800,000
900,000	Massachusetts State Water Resources Authority1	10/04/06	3.750	900,000
1,550,000	Massachusetts State Water Resources Authority1	10/04/06	3.750	1,550,000
6,000,000	New York, New York, City Municipal Water Finance Authority1	10/02/06	3.760	6,000,000
4,100,000	New York, New York, City Municipal Water Finance Authority1	10/02/06	3.780	4,100,000
1,095,000	New York State Environmental Facilities Corp.	11/15/06	5.000	1,096,909
1,000,000	Ohio State Solid Waste Revenue1	10/02/06	3.900	1,000,000
	Total Water/Sewer			43,726,909
	Total Municipal Bonds			354,345,135

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	COMMERCIAL PAPER (19.2%)
$5,000,000	Austin Independence School	12/07/06	3.550%	$5,000,000
1,800,000	Board of Regent Texas	10/13/06	3.550	1,800,000
12,000,000	City and County of Honolulu, Hawaii	12/06/06	3.500	12,000,000
3,000,000	City of Charlotte, North Carolina, Water & Sewer System	02/07/07	3.590	3,000,000
3,000,000	City of Houston, Texas	10/05/06	3.600	3,000,000
1,000,000	City of Houston, Texas	10/06/06	3.650	1,000,000
7,000,000	City of Houston, Texas	10/17/06	3.550	7,000,000
1,000,000	City of Houston, Texas	12/14/06	3.550	1,000,000
5,000,000	City of San Antonio, Texas	10/05/06	3.550	5,000,000
4,200,000	City of San Antonio, Texas	11/13/06	3.520	4,200,000
4,000,000	King County, Washington	11/14/06	3.500	4,000,000
2,200,000	Maryland Health & Education	11/16/06	3.550	2,200,000
2,000,000	Massachusetts State Health & Educational Facilities Authority	10/19/06	3.600	2,000,000
5,500,000	Montgomery County	11/07/06	3.500	5,500,000
5,000,000	Omaha Public Power	12/07/06	3.540	5,000,000
4,588,000	Tennessee State School Bond	10/18/06	3.620	4,588,000
9,700,000	Tennessee State School Bond	10/19/06	3.620	9,700,000
3,705,000	Texas Public Finance	10/11/06	3.550	3,705,000
1,000,000	Texas Public Finance	11/10/06	3.520	1,000,000
3,000,000	University of Texas	10/11/06	3.480	3,000,000
1,330,000	University of Texas	10/16/06	3.500	1,330,000
	Total Commercial Paper			85,023,000

TOTAL INVESTMENTS, AT AMORITIZED COST			99.5%	$439,368,135
OTHER ASSETS IN EXCESS OF LIABILITIES			0.5	2,028,482
NET ASSETS			100.0%	$441,396,617

1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date).
The yield shown represents the September 30, 2006 coupon or interest rate.

2 General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.
Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 11/06.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the BBH Trust's
     ("Registrant") disclosure controls and procedures
     as conducted within 90 days of the filing date of
     this Form N-Q, the Registrant's principal financial
     officer and principal executive officer have
     concluded that those disclosure controls and
     procedures provide reasonable assurance that the
     material information required to be disclosed by
     the Registrant on this report is recorded, processed,
     summarized and reported within the time periods
     specified in the Securities and Exchange Commission's
     rules and forms.

(b)  There were no significant changes in the Registrant's
     internal controls or in other factors that could
     significantly affect these controls subsequent to the
     date of their evaluation.

ITEM 3. EXHIBITS.

(a)  The certifications required by Rule 30a-2(a) under the
     Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment Company Act of 1940, the Registrant
has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH TRUST
             -----------------------------

By (Signature and Title)*   /s/ John A. Nielsen
                           ---------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)

Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment Company Act of 1940, this report
has been signed below by the following persons on behalf of
the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: November 28, 2006

* Print name and title of each signing
officer under his or her signature.